COMMON STOCK	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 6 - COMMON STOCK

During the three month period ended June 30, 2018 the Company issued 87,788 shares of common stock to three officers of the Company with a value of $43,895 for service.

During the three month period ended June 30, 2018 the Company issued 360,714 shares of common stock to three warrant holders of the Company with a value of $18,035 for the exercise of 360,714 warrants.

During the three month period ended June 30, 2018 the Company issued 70,000 shares of common stock of the Company to two individuals with a value of $27,500 for service.

During the three month period ended June 30, 2018 the Company issued 271,428 shares of common stock and 121,329 warrants of the Company for cash of $95,000.

On June 5, 2019, two officers and directors of the Company converted $99,000 of accrued fees into 639,536 shares of common stock at $0.1548 per share.

During June 2019, two warrant holders exercised 21,427 warrants for common stock at $0.05 per share for cash of $1,071.

On June 14, 2019 the Company issued 50,000 share of common stock to one individual with a value of $9,550 for service.

On June 28, 2019 the Company issued 137,872 shares of common stock to three officers and a director for service with a value of $25,721.

During the year ended March 31, 2018, the Company issued, 3,331,598 shares of common stock at $0.35 per share and 1,665,566 warrants exercisable at $0.05 to $0.10 per share to 17 individuals for $1,166,063 of cash.

During the year ended March 31, 2018 the Company issued 514,361 shares of common stock to 11 individuals on the exercise of 514,361 warrants for cash.

During the year ended March 31, 2018 the Company issued 520,108 shares of common stock to three officers and with a fair value of $131,115 for services and compensation.

During the year ended March 31, 2018 the Company issued 50,000 shares of common stock to an independent director with a fair value of $11,000 for services.

During the year ended March 31, 2018 the Company issued 45,000 shares of common stock to 3 individuals with a value of $7,320 for service.

During the year ended March 31, 2019 the Company issued 1,277,142 shares of common stock to 15 individuals plus 237,747 warrants to eight individuals for $393,000 in cash. The warrants vest immediately and terminate in one year with conversion prices ranging from $0.05-$0.50.

During the year ended March 31, 2019 the Company issued 1,000,000 shares of common stock to one individual for cash of $250,000.

During year ended March 31, 2019 the Company issued 1,665,710 shares of common stock for the exercise of 1,665,710 warrants for cash of $83,286.

During the year ended March 31, 2019 the Company issued 350,000 shares of common stock of the Company to six individuals with a value of $77,900 for service.

During the year ended March 31, 2019 the Company issued 600,418 shares of common stock to three officers of the Company with a value of $130,536 for service.